Other Comprehensive Income - Summary of Other Comprehensive Income Loss (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income	S/ 14,294	S/ (8,280)	S/ (20,599)
Equity attributable to owners of parent [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income	(949)	(2,215)	(23,672)
Non-controlling interests [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income	(1,346)	(3,117)	4,194
Reserve of remeasurements of defined benefit plans [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income	S/ 16,589	S/ (2,948)	S/ (1,121)